Interests in Joint Ventures (Details) - USD ($)		1 Months Ended
	Nov. 14, 2019	Jul. 31, 2023
Interests in Joint Ventures [Abstract]
Granting of banking facilities	$ 217,000,000	$ 217,000,000
Percentage of the banking facilities	51.00%	51.00%